FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash flow hedge	$ 195	$ (19)	$ 450	$ 160
Net investment hedge	93	(47)	122	(41)
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	574		574		$ 101
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	65		65
Derivative financial liabilities					$ 31
Settlements, fair value measurement, liabilities	$ 25	$ 18	$ 24	$ 17